Property, plant and equipment - Summary Of Quantitative Information About Right Use Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning Balance	$ 14,431
Additional lease post transition date	1,561
Depreciation for the period	(7,282)
Ending Balance	$ 8,710